INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Taxes [Abstract]
Current income taxes	$ 89	$ 97	$ 180	$ 152
Deferred income taxes	0	(29)	0	(8)
Income tax expense	$ 89	$ 68	$ 180	$ 144
Effective tax rate	41.20%	28.00%	40.40%	32.90%